Significant Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2013 Sunoco Partners	Dec. 31, 2013 Enterprise Crude Oil	Dec. 31, 2012 Elephant Oil & Gas	Dec. 31, 2011 Elephant Oil & Gas	Dec. 31, 2012 LPC Crude Oil, Inc.
Concentration risk, percentage	0.78%	0.10%	0.60%	0.65%	0.25%